Related Party Disclosures - Schedule of the Nature of the Relationship of the Company’s Directors or Officers with the Investment (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Schedule of the Nature of the Relationship of the Company’s Directors or Officers with the Investment [Line Items]
Estimated Fair value		$ 1,199,875		$ 1,778,085
ZKP Corporation [Member]
Schedule of the Nature of the Relationship of the Company’s Directors or Officers with the Investment [Line Items]
Nature of relationship to invesment		Former Director (Olivier Roussy Newton) of investee	[1]	Former Director (Olivier Roussy Newton) of investee	[2]
Estimated Fair value		$ 1,000,000	[1]	$ 1,000,000	[2]
Global Benchmarks AB [Member]
Schedule of the Nature of the Relationship of the Company’s Directors or Officers with the Investment [Line Items]
Nature of relationship to invesment	[1]	Share ownership of investee by director (Per Von Rosen)
Estimated Fair value	[1]	$ 199,875
Brazil Potash Corporation [Member]
Schedule of the Nature of the Relationship of the Company’s Directors or Officers with the Investment [Line Items]
Nature of relationship to invesment				Former Officer (Ryan Ptolemy) of investee
Estimated Fair value				$ 778,085

[1]	Private company
[2]	Private company